Accounts Receivable, Net - Provisions for Losses on Accounts Receivables (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE NET CURRENT [Abstract]
Balance at Beggining of Year	$ (919)	$ (971)	$ (2,652)
(Charges to Expenses)/ Amount Recovered	(1,304)	52	(548)
Amount Utilized	11	0	2,229
Balance at End of Year	$ (2,212)	$ (919)	$ (971)